Withholding Taxes Receivable (Details) - Schedule of current and non current portion of tax receivables - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Current And Non Current Portion Of Tax Receivables Abstract
Current portion
Non-current portion	2,451,616	$ 3,531,953
Withholding taxes receivables, net	$ 2,451,616	$ 3,531,953